REAL ESTATE RELATED LOANS, RESIDENTIAL MORTGAGE LOANS AND SUBPRIME MORTGAGE LOANS - Loans and Other Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 Integer		Dec. 31, 2012 Integer
Number of Investments	165		229
Weighted Average Yield	5.44%		4.69%
Weighted Average Coupon	3.65%		3.04%
Weighted Average Maturity (Years)	2 years 10 months 24 days	[1]	4 years	[1]
Mezzanine Loans
Outstanding Face Amount	$ 172,197
Carrying Value	139,720	[2]	442,529	[2]
Number of Investments	9
Weighted Average Yield	6.63%		10.10%
Weighted Average Coupon	7.00%
Weighted Average Maturity (Years)	1 year 3 months 18 days	[1]
Floating Rate Loans as a % of Face Amount	77.50%
Delinquent Face Amount	12,000	[3]
Corporate Bank Loans
Outstanding Face Amount	256,594
Carrying Value	166,710	[2]	208,863	[2]
Number of Investments	5
Weighted Average Yield	24.18%		18.85%
Weighted Average Coupon	13.39%
Weighted Average Maturity (Years)	0 years 10 months 24 days	[1]
Floating Rate Loans as a % of Face Amount	9.90%
Delinquent Face Amount		[3]
B-Notes
Outstanding Face Amount	109,323
Carrying Value	101,385	[2]	161,610	[2]
Number of Investments	4
Weighted Average Yield	10.12%		10.40%
Weighted Average Coupon	5.30%
Weighted Average Maturity (Years)	1 year 6 months	[1]
Floating Rate Loans as a % of Face Amount	79.30%
Delinquent Face Amount		[3]
Whole Loans
Outstanding Face Amount	29,715
Carrying Value	29,715	[2]	30,130	[2]
Number of Investments	2
Weighted Average Yield	3.65%		5.21%
Weighted Average Coupon	3.72%
Weighted Average Maturity (Years)	0 years	[1]
Floating Rate Loans as a % of Face Amount	98.00%
Delinquent Face Amount		[3]
Total Real Estate Related and Other Loans Held for Sale
Outstanding Face Amount	567,829	[4]
Carrying Value	437,530	[2],[4]	843,132	[2]
Number of Investments	20	[4]
Weighted Average Yield	13.92%	[4]	12.15%
Weighted Average Coupon	9.39%	[4]
Weighted Average Maturity (Years)	1 year 1 month 6 days	[1],[4]
Floating Rate Loans as a % of Face Amount	48.40%	[4]
Delinquent Face Amount	12,000	[3],[4]
Non-Securitized Manufacturing Housing Loan Portfolio I
Outstanding Face Amount	501
Carrying Value	130	[2]	163	[2]
Number of Investments	14
Weighted Average Yield	81.79%		38.84%
Weighted Average Coupon	7.90%
Weighted Average Maturity (Years)	0 years 10 months 24 days	[1]
Floating Rate Loans as a % of Face Amount	0.00%
Delinquent Face Amount		[3]
Non-Securitized Manufacturing Housing Loan Portfolio II
Outstanding Face Amount	2,628
Carrying Value	2,055	[2]	2,308	[2]
Number of Investments	97
Weighted Average Yield	15.39%		15.46%
Weighted Average Coupon	10.05%
Weighted Average Maturity (Years)	5 years 1 month 6 days	[1]
Floating Rate Loans as a % of Face Amount	9.50%
Delinquent Face Amount	216	[3]
Total Residential Mortgage Loans Held For Sale
Outstanding Face Amount	3,129	[5]
Carrying Value	2,185	[2],[5]	2,471	[2],[5]
Number of Investments	111	[5]
Weighted Average Yield	19.34%	[5]	17.00%	[5]
Weighted Average Coupon	9.71%	[5]
Weighted Average Maturity (Years)	4 years 4 months 24 days	[1],[5]
Floating Rate Loans as a % of Face Amount	8.00%	[5]
Delinquent Face Amount	216	[3],[5]
Securitized Manufacturing Housing Loan Portfolio I
Outstanding Face Amount	102,681
Carrying Value	91,924	[2]	100,124	[2]
Number of Investments	2,820
Weighted Average Yield	9.44%		9.48%
Weighted Average Coupon	8.60%
Weighted Average Maturity (Years)	6 years 1 month 6 days	[1]
Floating Rate Loans as a % of Face Amount	0.60%
Delinquent Face Amount	976	[3]
Securitized Manufacturing Housing Loan Portfolio II
Outstanding Face Amount	128,975
Carrying Value	128,117	[2]	150,123	[2]
Number of Investments	4,653
Weighted Average Yield	8.11%		7.54%
Weighted Average Coupon	9.62%
Weighted Average Maturity (Years)	4 years 10 months 24 days	[1]
Floating Rate Loans as a % of Face Amount	16.50%
Delinquent Face Amount	1,998	[3]
Residential Mortgage Loans
Outstanding Face Amount	45,968
Carrying Value	35,409	[2]	42,214	[2]
Number of Investments	172
Weighted Average Yield	7.49%		7.41%
Weighted Average Coupon	2.26%
Weighted Average Maturity (Years)	5 years 2 months 12 days	[1]
Floating Rate Loans as a % of Face Amount	100.00%
Delinquent Face Amount	6,756	[3]
Total Residential Mortgage Loans Held For Investment
Outstanding Face Amount	277,624	[5],[6]
Carrying Value	255,450	[2],[5],[6]	292,461	[2],[5]
Number of Investments	7,645	[5],[6]
Weighted Average Yield	8.50%	[5],[6]	8.19%	[5]
Weighted Average Coupon	8.02%	[5],[6]
Weighted Average Maturity (Years)	5 years 4 months 24 days	[1],[5],[6]
Floating Rate Loans as a % of Face Amount	24.40%	[5],[6]
Delinquent Face Amount	9,730	[3],[5],[6]
Subprime Mortgage Loans Subject to Call
Outstanding Face Amount	406,217
Carrying Value	$ 406,217	[2]	$ 405,814	[2]

[1]	The weighted average maturity is based on the timing of expected principal reduction on the assets.
[2]	The aggregate United States federal income tax basis for such assets at December 31, 2013 was approximately $748.5 million (unaudited), excluding the securitized subprime mortgage loans, which are fully consolidated for tax purposes. Carrying value includes interest receivable of $0.1 million for the residential housing loans and principal and interest receivable of $4.3 million for the manufactured housing loans.
[3]	Includes loans that are 60 days or more past due (including loans that are in foreclosure and borrowers in bankruptcy) or considered real estate owned ("REO"). As of December 31, 2013 and December 31, 2012, $76.5 million and $137.7 million face amount of real estate related and other loans, respectively, was on non-accrual status.
[4]	Loans which are more than 3% of the total current carrying value (or $13.1 million) at December 31, 2013 are as follows: (See Schedule of large loans)
[5]	Loans acquired at a discount for credit quality.
[6]	The following is an aging analysis of past due residential loans held-for-investment as of December 31, 2013: (See Schedule of aging of past due residential loans held for investment).